UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Jay S. Fitton

U.S. Bancorp Fund Services, LLC

615 East Michigan Street

Milwaukee, WI 53202
(Name and address of agent for service)

(513) 520-5925

Registrant’s telephone number, including area code

Date of fiscal year end: February 28, 2027

Date of reporting period: August 31, 2026

Item 1. Reports to Stockholders.

(a)

Bright Rock Mid Cap Fund
Institutional Class | BQMGX
Semi-Annual Shareholder Report | August 31, 2026
This semi-annual shareholder report contains important information about the Bright Rock Mid Cap Fund (the “Fund”) for the period of  March 1, 2026, to August 31, 2026. You can find additional information about the Fund at https://www.brightrockfunds.com/literature.html. You can also request this information by contacting us at 1-866-273-7223. This report describes changes to the Fund that occurred during the period.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$41	0.82%
*	Annualized
KEY FUND STATISTICS (as of August 31, 2026)

Net Assets	$101,963,554
Number of Holdings	36
Net Advisory Fee	$218,160
Portfolio Turnover	0%
WHAT DID THE FUND INVEST IN? (% of net assets as of August 31, 2026)

Top 10 Issuers	(%)
Arista Networks, Inc.	8.6%
Amphenol Corp.	6.7%
Fastenal Co.	4.9%
Monster Beverage Corp.	4.8%
Morgan Stanley Institutional Liquidity Funds	4.4%
AMETEK, Inc.	4.0%
IDEXX Laboratories, Inc.	3.8%
ResMed, Inc.	3.6%
The Hershey Co.	3.5%
ONEOK, Inc.	3.3%
Sector Breakdown*
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
HOW HAS THE FUND CHANGED?
This is a summary of certain changes to the Fund since March 1, 2026. For more complete information, you may review the Fund’s prospectus at  https://www.brightrockfunds.com/literature.html. You can also request this information by contacting us at 1-866-273-7223.
Effective June 28, 2026, the Fund changed its name from the Bright Rock Mid Cap Growth Fund to the Bright Rock Mid Cap Fund.
Bright Rock Mid Cap Fund	PAGE 1	TSR-SAR-89833W451

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit  https://www.brightrockfunds.com/literature.html.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-866-273-7223, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Bright Rock Mid Cap Fund	PAGE 2	TSR-SAR-89833W451

Bright Rock Large Cap Fund
Institutional Class | BQLCX
Semi-Annual Shareholder Report | August 31, 2026
This semi-annual shareholder report contains important information about the Bright Rock Large Cap Fund (the “Fund”) for the period of  March 1, 2026, to August 31, 2026. You can find additional information about the Fund at https://www.brightrockfunds.com/literature.html. You can also request this information by contacting us at 1-866-273-7223. This report describes changes to the Fund that occurred during the period.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Institutional Class	$33	0.64%
*	Annualized
KEY FUND STATISTICS (as of August 31, 2026)

Net Assets	$469,440,816
Number of Holdings	40
Net Advisory Fee	$999,297
Portfolio Turnover	26%
WHAT DID THE FUND INVEST IN? (% of net assets as of August 31, 2026)

Top 10 Issuers	(%)
Microsoft Corp.	8.0%
Alphabet, Inc.	5.6%
Veeva Systems, Inc.	5.2%
NVIDIA Corp.	5.2%
Mastercard, Inc.	4.7%
Merck & Co., Inc.	4.5%
Apple, Inc.	3.8%
Thermo Fisher Scientific, Inc.	3.6%
Intuit, Inc.	3.4%
Union Pacific Corp.	3.4%
Sector Breakdown*
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
HOW HAS THE FUND CHANGED?
This is a summary of certain changes to the Fund since March 1, 2026. For more complete information, you may review the Fund’s prospectus at  https://www.brightrockfunds.com/literature.html. You can also request this information by contacting us at 1-866-273-7223.
Effective June 28, 2026, the Fund changed its name from the Bright Rock Quality Large Cap Fund to the Bright Rock Large Cap Fund.
Bright Rock Large Cap Fund	PAGE 1	TSR-SAR-89833W436

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, scan the QR code or visit  https://www.brightrockfunds.com/literature.html.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-866-273-7223, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Bright Rock Large Cap Fund	PAGE 2	TSR-SAR-89833W436

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 7(a) of this Form.

(b)	Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

BRIGHT ROCK MID CAP FUND
(formerly known as the Bright Rock Mid Cap Growth Fund)
BRIGHT ROCK LARGE CAP FUND
(formerly known as the Bright Rock Quality Large Cap Fund)
Semi-Annual Financial Statements and
Additional Information
August 31, 2026 (Unaudited)

BRIGHT ROCK MID CAP FUND
SCHEDULE OF INVESTMENTS
August 31, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 95.6%
Aerospace & Defense - 2.3%
HEICO Corp.	7,000	$2,318,050
Beverages - 4.8%
Monster Beverage Corp.(a)	106,000	4,867,520
Capital Markets - 3.5%
FactSet Research Systems, Inc.	6,000	1,881,300
Morningstar, Inc.	7,500	1,642,050
		3,523,350
Commercial Services & Supplies - 4.2%
Copart, Inc.(a)	75,000	2,474,250
Rollins, Inc.	50,250	1,812,518
		4,286,768
Communications Equipment - 8.6%
Arista Networks, Inc.(a)	45,000	8,806,050
Construction Materials - 2.1%
Vulcan Materials Co.	8,000	2,156,640
Consumer Staples Distribution & Retail - 1.6%
Sysco Corp.	20,000	1,621,600
Containers & Packaging - 2.3%
AptarGroup, Inc.	17,500	2,303,350
Electrical Equipment - 4.0%
AMETEK, Inc.	17,500	4,115,475
Electronic Equipment, Instruments & Components - 6.7%
Amphenol Corp. - Class A	43,000	6,817,650
Entertainment - 2.6%
Live Nation Entertainment, Inc.(a)	15,000	2,698,350
Financial Services - 3.2%
Jack Henry & Associates, Inc.	19,600	3,291,036
Food Products - 3.5%
The Hershey Co.	20,000	3,524,200
Health Care Equipment & Supplies - 9.7%
Edwards Lifesciences Corp.(a)	25,000	2,268,750
IDEXX Laboratories, Inc.(a)	7,000	3,896,830
ResMed, Inc.	15,500	3,721,550
		9,887,130

The accompanying notes are an integral part of these financial statements.

1

BRIGHT ROCK MID CAP FUND
SCHEDULE OF INVESTMENTS
August 31, 2026 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Hotels, Restaurants & Leisure - 3.4%
Chipotle Mexican Grill, Inc.(a)	30,000	$1,140,900
Hilton Worldwide Holdings, Inc.	7,500	2,372,100
		3,513,000
Household Products - 1.0%
Clorox Co.	10,400	1,015,872
Insurance - 1.9%
Arthur J. Gallagher & Co.	7,500	1,966,125
Interactive Media & Services - 1.6%
Pinterest, Inc. - Class A(a)	74,000	1,606,540
Life Sciences Tools & Services - 1.7%
West Pharmaceutical Services, Inc.	5,000	1,705,550
Machinery - 2.8%
Lincoln Electric Holdings, Inc.	10,000	2,812,300
Oil, Gas & Consumable Fuels - 6.9%
Devon Energy Corp.	35,000	1,697,850
DT Midstream, Inc.	15,000	1,965,300
ONEOK, Inc.	34,850	3,345,948
		7,009,098
Software - 7.8%
Bentley Systems, Inc. - Class B	50,000	1,837,500
Fair Isaac Corp.(a)	1,600	1,835,536
PTC, Inc.(a)	12,500	1,946,750
Tyler Technologies, Inc.(a)	6,250	2,326,375
		7,946,161
Specialty Retail - 4.5%
Ross Stores, Inc.	8,000	1,828,320
Tractor Supply Co.	80,000	2,792,000
		4,620,320
Trading Companies & Distributors - 4.9%
Fastenal Co.	101,600	5,009,896
TOTAL COMMON STOCKS (Cost $43,994,423)		97,422,031

The accompanying notes are an integral part of these financial statements.

2

BRIGHT ROCK MID CAP FUND
SCHEDULE OF INVESTMENTS
August 31, 2026 (Unaudited)(Continued)

	Shares	Value
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 4.4%
Morgan Stanley Institutional Liquidity Funds - Institutional Class, 3.58%(b)	4,517,205	$4,517,205
TOTAL MONEY MARKET FUNDS (Cost $4,517,205)		4,517,205
TOTAL INVESTMENTS - 100.0% (Cost $48,511,628)		$101,939,236
Other Assets in Excess of Liabilities - 0.0%(c)		24,318
TOTAL NET ASSETS - 100.0%		$101,963,554

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized yield as of August 31, 2026.
(c)	Represents less than 0.05% of net assets.
The accompanying notes are an integral part of these financial statements.

3

BRIGHT ROCK LARGE CAP FUND
SCHEDULE OF INVESTMENTS
August 31, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.1%
Aerospace & Defense - 1.9%
Honeywell Aerospace, Inc.(a)	56,250	$8,893,688
Banks - 1.7%
JPMorgan Chase & Co.	22,000	7,832,440
Beverages - 1.9%
PepsiCo, Inc.	65,000	9,122,100
Broadline Retail - 3.3%
Amazon.com, Inc.(a)	59,000	15,326,430
Capital Markets - 10.9%
BlackRock, Inc.	10,500	12,133,905
Charles Schwab Corp.	125,000	13,727,500
Intercontinental Exchange, Inc.	55,500	8,918,850
Morgan Stanley	31,000	6,612,920
S&P Global, Inc.	22,500	9,806,400
		51,199,575
Chemicals - 2.9%
Ecolab, Inc.	18,000	5,097,600
Linde PLC	17,500	8,567,650
		13,665,250
Commercial Services & Supplies - 2.2%
Copart, Inc.(a)	307,000	10,127,930
Communications Equipment - 1.4%
Cisco Systems, Inc.	60,000	6,629,400
Consumer Staples Distribution & Retail - 1.5%
Walmart, Inc.	69,000	7,236,030
Diversified Telecommunication Services - 1.8%
Verizon Communications, Inc.	170,000	8,503,400
Electric Utilities - 1.9%
NextEra Energy, Inc.	110,000	9,057,400
Energy Equipment & Services - 1.7%
SLB Ltd.	130,000	7,813,000
Entertainment - 1.7%
Netflix, Inc.(a)	100,000	8,105,000
Financial Services - 7.5%
Mastercard, Inc. - Class A	37,500	22,099,125
Visa, Inc. - Class A	34,750	13,183,107
		35,282,232

The accompanying notes are an integral part of these financial statements.

4

BRIGHT ROCK LARGE CAP FUND
SCHEDULE OF INVESTMENTS
August 31, 2026 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Ground Transportation - 3.4%
Union Pacific Corp.	53,500	$16,085,845
Health Care Providers & Services - 1.8%
Elevance Health, Inc.	21,000	8,243,340
Health Care Technology - 5.2%
Veeva Systems, Inc. - Class A(a)	86,000	24,569,340
Household Products - 1.1%
Colgate-Palmolive Co.	59,000	5,299,380
Interactive Media & Services - 5.6%
Alphabet, Inc. - Class A	78,000	26,469,300
Life Sciences Tools & Services - 3.6%
Thermo Fisher Scientific, Inc.	27,500	16,970,250
Multi-Utilities - 1.0%
WEC Energy Group, Inc.	42,000	4,459,140
Oil, Gas & Consumable Fuels - 2.5%
EOG Resources, Inc.	35,000	5,073,600
ExxonMobil Holdings Corp.	40,000	6,438,000
		11,511,600
Pharmaceuticals - 5.4%
Merck & Co., Inc.	142,000	20,981,920
Zoetis, Inc.	54,000	4,163,400
		25,145,320
Semiconductors & Semiconductor Equipment - 7.3%
NVIDIA Corp.	110,000	24,285,800
Texas Instruments, Inc.	39,000	10,175,490
		34,461,290
Software - 11.4%
Intuit, Inc.	45,000	16,168,500
Microsoft Corp.	74,000	37,539,460
		53,707,960
Specialty Retail - 2.0%
TJX Cos., Inc.	70,000	9,373,700
Technology Hardware, Storage & Peripherals - 3.8%
Apple, Inc.	56,000	17,743,600
Textiles, Apparel & Luxury Goods - 1.7%
NIKE, Inc. - Class B	199,000	7,772,940
TOTAL COMMON STOCKS (Cost $294,671,704)		460,606,880

The accompanying notes are an integral part of these financial statements.

5

BRIGHT ROCK LARGE CAP FUND
SCHEDULE OF INVESTMENTS
August 31, 2026 (Unaudited)(Continued)

	Shares	Value
EXCHANGE TRADED FUNDS - 1.4%
iShares U.S. Energy ETF	100,000	$6,759,000
TOTAL EXCHANGE TRADED FUNDS (Cost $1,644,990)		6,759,000
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.5%
Morgan Stanley Institutional Liquidity Funds - Institutional Class, 3.58%(b)	2,200,150	2,200,150
TOTAL MONEY MARKET FUNDS (Cost $2,200,150)		2,200,150
TOTAL INVESTMENTS - 100.0% (Cost $298,516,844)		$469,566,030
Liabilities in Excess of Other Assets - (0.0)%(c)		(125,214)
TOTAL NET ASSETS - 100.0%		$469,440,816

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized yield as of August 31, 2026.
(c)	Represents less than 0.05% of net assets.
The accompanying notes are an integral part of these financial statements.

6

BRIGHT ROCK FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
August 31, 2026 (Unaudited)

	Bright Rock Mid Cap Fund	Bright Rock Large Cap Fund
ASSETS:
Investments, at value	$101,939,236	$469,566,030
Dividends receivable	93,542	422,957
Receivable for fund shares sold	44,025	63,759
Prepaid expenses and other assets	15,274	16,636
Total assets	102,092,077	470,069,382
LIABILITIES:
Payable for fund shares redeemed	29,847	325,125
Payable to Adviser	37,631	170,691
Payable for fund administration and accounting fees	24,094	82,476
Payable for audit fees	10,049	10,036
Payable for transfer agent fees and expenses	5,926	19,843
Payable for custodian fees	1,643	7,035
Payable for compliance fees	2,090	2,091
Payable for expenses and other liabilities	17,243	11,269
Total liabilities	128,523	628,566
NET ASSETS	$101,963,554	$ 469,440,816
Net Assets Consist of:
Paid-in capital	$47,924,471	$263,504,707
Total distributable earnings	54,039,083	205,936,109
Total net assets	$101,963,554	$ 469,440,816
Institutional Class
Net assets	$101,963,554	$469,440,816
Shares issued and outstanding (unlimited shares authorized, $0.001 par value)	4,159,593	19,198,150
Net asset value per share	$24.51	$24.45
Cost:
Investments, at cost	$48,511,628	$298,516,844

The accompanying notes are an integral part of these financial statements.

7

BRIGHT ROCK FUNDS
STATEMENTS OF OPERATIONS
For the Period Ended August 31, 2026 (Unaudited)

	Bright Rock Mid Cap Fund	Bright Rock Large Cap Fund
INVESTMENT INCOME:
Dividend income	$596,386	$3,351,068
Total investment income	596,386	3,351,068
EXPENSES:
Investment advisory fee	218,160	999,297
Fund administration and accounting fees	76,861	244,009
Transfer agent fees	20,151	91,595
Trustees’ fees	17,680	15,279
Federal and state registration fees	11,881	13,863
Audit fees	10,031	10,035
Legal fees	9,277	15,329
Compliance fees	6,256	6,260
Reports to shareholders	5,940	6,177
Custodian fees	4,875	21,924
Other expenses and fees	16,438	5,995
Total expenses	397,550	1,429,763
Net investment income	198,836	1,921,305
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	3,030	29,762,593
Net realized gain (loss)	3,030	29,762,593
Net change in unrealized appreciation (depreciation) on:
Investments	570,140	135,943
Net change in unrealized appreciation (depreciation)	570,140	135,943
Net realized and unrealized gain (loss)	573,170	29,898,536
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$772,006	$ 31,819,841

The accompanying notes are an integral part of these financial statements.

8

BRIGHT ROCK FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

	Bright Rock Mid Cap Fund		Bright Rock Large Cap Fund
	Period Ended August 31, 2026 (Unaudited)	Year Ended February 28, 2026	Period Ended August 31, 2026 (Unaudited)	Year Ended February 28, 2026
OPERATIONS:
Net investment income (loss)	$198,836	$262,952	$1,921,305	$3,859,077
Net realized gain (loss)	3,030	1,132,661	29,762,593	20,918,077
Net change in unrealized appreciation (depreciation)	570,140	3,528,924	135,943	12,576,149
Net increase (decrease) in net assets from operations	772,006	4,924,537	31,819,841	37,353,303
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings - Institutional Class	—	(3,708,845)	(1,936,069)	(30,810,489)
Total distributions to shareholders	—	(3,708,845)	(1,936,069)	(30,810,489)
CAPITAL TRANSACTIONS:
Shares sold - Institutional Class	6,865,881	9,660,187	29,674,826	43,341,732
Shares issued from reinvestment of distributions - Institutional Class	—	3,688,040	653,430	28,326,683
Shares redeemed - Institutional Class	(4,312,262)	(6,819,888)	(29,100,086)	(41,558,096)
Net increase (decrease) in net assets from capital transactions	2,553,619	6,528,339	1,228,170	30,110,319
Net increase (decrease) in net assets	3,325,625	7,744,031	31,111,942	36,653,133
NET ASSETS:
Beginning of the period	98,637,929	90,893,898	438,328,874	401,675,741
End of the period	$101,963,554	$98,637,929	$ 469,440,816	$438,328,874
SHARES TRANSACTIONS
Shares sold - Institutional Class	297,372	398,582	1,321,618	1,924,539
Shares issued from reinvestment of distributions - Institutional Class	—	155,811	29,324	1,261,485
Shares redeemed - Institutional Class	(184,367)	(279,965)	(1,275,882)	(1,842,480)
Total increase (decrease) in shares outstanding	113,005	274,428	75,060	1,343,544

The accompanying notes are an integral part of these financial statements.

9

BRIGHT ROCK MID CAP FUND
FINANCIAL HIGHLIGHTS
INSTITUTIONAL CLASS

	Period Ended August 31, 2026 (Unaudited)	Year Ended February 28,		Year Ended February 29,	Year Ended February 28,
		2026	2025	2024	2023	2022
PER SHARE DATA:
Net asset value, beginning of period	$24.38	$24.10	$24.25	$21.56	$23.35	$22.90
INVESTMENT OPERATIONS:
Net investment income (loss)(a)	0.05	0.07	0.03	0.03	(0.01)	(0.07)
Net realized and unrealized gain (loss) on investments(b)	0.08	1.18	1.35	2.66	(0.59)	2.65
Total from investment operations	0.13	1.25	1.38	2.69	(0.60)	2.58
LESS DISTRIBUTIONS FROM:
Net investment income	—	(0.00)(c)	(0.06)	—	—	—
Net realized gains	—	(0.97)	(1.47)	—	(1.19)	(2.13)
Total distributions	—	(0.97)	(1.53)	—	(1.19)	(2.13)
Net asset value, end of period	$24.51	$24.38	$24.10	$24.25	$21.56	$23.35
Total return(d)	0.53%	5.31%	5.36%	12.43%	−2.29%	10.52%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$101,964	$98,638	$90,894	$88,436	$94,877	$90,405
Ratio of expenses to average net assets(e)	0.82%	0.90%	1.12%	1.17%	1.13%	1.07%
Ratio of net investment income (loss) to average net assets(e)	0.41%	0.28%	0.14%	0.13%	(0.04)%	(0.28)%
Portfolio turnover rate(d)	0%	16%	18%	8%	18%	20%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Amount represents less than $0.005 per share.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
The accompanying notes are an integral part of these financial statements.

10

BRIGHT ROCK LARGE CAP FUND
FINANCIAL HIGHLIGHTS
INSTITUTIONAL CLASS

	Period Ended August 31, 2026 (Unaudited)	Year Ended February 28,		Year Ended February 29,	Year Ended February 28,
		2026	2025	2024	2023	2022
PER SHARE DATA:
Net asset value, beginning of period	$22.92	$22.59	$22.27	$18.04	$21.08	$19.87
INVESTMENT OPERATIONS:
Net investment income(a)	0.10	0.21	0.15	0.15	0.16	0.20
Net realized and unrealized gain (loss) on investments(b)	1.53	1.86	2.22	4.68	(0.41)	2.94
Total from investment operations	1.63	2.07	2.37	4.83	(0.25)	3.14
LESS DISTRIBUTIONS FROM:
Net investment income	(0.10)	(0.20)	(0.15)	(0.14)	(0.16)	(0.23)
Net realized gains	—	(1.54)	(1.90)	(0.46)	(2.63)	(1.70)
Total distributions	(0.10)	(1.74)	(2.05)	(0.60)	(2.79)	(1.93)
Net asset value, end of period	$24.45	$22.92	$22.59	$22.27	$18.04	$21.08
Total return(c)	7.16%	9.37%	10.63%	27.11%	−1.01%	15.35%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$469,441	$438,329	$401,676	$386,420	$307,065	$320,491
Ratio of expenses to average net assets(d)(e)	0.64%	0.71%	0.85%	0.87%	0.88%	0.83%
Ratio of net investment income (loss) to average net assets(d)(e)	0.87%	0.94%	0.66%	0.74%	0.79%	0.87%
Portfolio turnover rate(c)	26%	46%	31%	27%	40%	30%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Ratios do not include the expenses of the underlying investment companies in which the Fund invests.
The accompanying notes are an integral part of these financial statements.

11

BRIGHT ROCK FUNDS
NOTES TO FINANCIAL STATEMENTS
August 31, 2026 (Unaudited)
(1) ORGANIZATION
Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated May 29, 2001. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Bright Rock Funds (each, a “Fund” and together, the “Funds”) are comprised of the Bright Rock Mid Cap Fund (the “Mid Cap Fund”) and the Bright Rock Large Cap Fund (the “Large Cap Fund”), each representing a distinct diversified series with its own investment objective and policies within the Trust. Prior to June 28, 2026, the Bright Rock Mid Cap Fund was named the Bright Rock Mid Cap Growth Fund and the Bright Rock Large Cap Fund was named the Bright Rock Quality Large Cap Fund. The investment objective of both Funds is long-term capital appreciation. The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value. The assets of the Funds are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. Each Fund is a series of an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”. Each Fund has registered both Investor Class shares and Institutional Class shares. Each Fund currently offers only Institutional Class shares. The Institutional Class shares of each Fund commenced operations on May 26, 2010. Bright Rock Capital Management, LLC (the “Adviser”) serves as the Funds’ investment adviser.
(2) SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).
(a)
Investment Valuation. Each equity security owned by a Fund that is listed on a securities exchange, except for securities listed on the NASDAQ Stock Market, LLC (“NASDAQ”), is valued at its last sale price on that exchange on the date as of which assets are valued. Forward currency contracts are valued at the mean between the bid and asked prices by an approved independent pricing service (“Pricing Service”). Commodities futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading. Rights and warrants are valued at the last sale price at the close of the exchange on which the security is primarily traded.

If the security is listed on more than one exchange, a Fund will use the price of the exchange that the Fund generally considers to be the principal exchange on which the security is traded. Portfolio securities listed on NASDAQ will be valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the most recent quoted bid and asked prices at the close of the exchange on such day or the security shall be valued at the latest sales price on the “composite market” for the day such security is being valued. The composite market is defined as a consolidation of the trade information provided by national securities and foreign exchanges and over-the-counter markets as published by a Pricing Service.
Money market funds, demand notes and repurchase agreements are valued at cost. If cost does not represent current market value the securities will be priced at fair value.
Redeemable securities issued by open-end, registered investment companies are valued at the net asset values (“NAVs”) of such companies for purchase and/or redemption orders placed on that day. If, on a particular day, a share of an investment company is not listed on NASDAQ, such security’s fair value will be determined. All exchange-traded funds are valued at the last reported sale price on the exchange on which the security is principally traded. In the event market quotations are not readily available, such security will be valued at its fair value.
If market quotations are not readily available, a security or other asset will be valued at its fair value in accordance with Rule 2a-5 of the 1940 Act as determined under the Adviser’s fair value pricing procedures, subject to oversight by the Board of Trustees. These fair value pricing procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual fair market value. The intended effect of using

12

BRIGHT ROCK FUNDS
NOTES TO FINANCIAL STATEMENTS
August 31, 2026 (Unaudited)(Continued)
fair value pricing procedures is to ensure that the Funds are accurately priced. The Adviser will regularly evaluate whether the Funds’ fair value pricing procedures continue to be appropriate in light of the specific circumstances of the Funds and the quality of prices obtained through the application of such procedures.
FASB Accounting Standards Codification, “Fair Value Measurement” Topic 820 (“ASC 820”), establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value. ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. ASC 820 also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:
Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Funds’ investments carried at fair value as of August 31, 2026:
Mid Cap Fund

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$97,422,031	$—	$—	$97,422,031
Money Market Funds	4,517,205	—	—	4,517,205
Total Assets	$ 101,939,236	$—	$—	$101,939,236

Large Cap Fund

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$460,606,880	$—	$—	$460,606,880
Exchange Traded Funds	6,759,000	—	—	6,759,000
Money Market Funds	2,200,150	—	—	2,200,150
Total Assets	$469,566,030	$—	$—	$469,566,030

See the Schedule of Investments for industry classifications.
For the six months ended August 31, 2026, the Funds did not hold any Level 3 securities. The Funds did not hold financial derivative instruments during the six months ended August 31, 2026.
(b)
Federal Income Taxes. Each Fund complies with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and make the requisite distributions of income and capital gains to its shareholders sufficient to relieve each Fund from all or substantially all federal income taxes. Therefore, no federal income tax provision has been provided.

(c)
Distributions to Shareholders. The Mid Cap Fund will make distributions of net investment income and net capital gain, if any, at least annually. The Large Cap Fund will make distributions of net investment income, if any, at least quarterly, and net capital gain, if any, at least annually. Distributions from net realized gains for

13

BRIGHT ROCK FUNDS
NOTES TO FINANCIAL STATEMENTS
August 31, 2026 (Unaudited)(Continued)
book purposes may include short-term capital gains. All short-term capital gains are included in ordinary income for tax purposes. Distributions to shareholders are recorded on the ex-dividend date. The Funds may also pay a special distribution at the end of the calendar year to comply with federal tax requirements.
The amount of the dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment.
(d)
Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(e)
Share Valuation. The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by each Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for each Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange is closed for trading. The offering and redemption price per share for each Fund is equal to the Fund’s NAV per share.

(f)
Allocation of Income, Expenses and Gains/Losses. Income, expenses (other than those deemed attributable to a specific share class), and gains and losses of the Funds are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of the net assets of each Fund. Expenses deemed directly attributable to a class of shares are recorded by the specific class. Most Fund expenses are allocated by class based on relative net assets. Expenses associated with a specific fund in the Trust are charged to that fund. Common Trust expenses are typically allocated evenly between the funds of the Trust, or by other equitable means.

(g)
Other. Investment transactions are recorded on the trade date. The Funds determine the gain or loss from investment transactions using the best tax relief order. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

(h)
Segment Reporting. Each Fund’s income, expenses, assets, and performance are regularly monitored and assessed by the Director of Research of the Adviser, who serves as the chief operating decision maker, using the information presented in the financial statements and financial highlights.

(3)	FEDERAL TAX MATTERS
The tax character of distributions paid to shareholders for the years ended February 28, 2026 and February 28, 2025 were as follows:

	Ordinary Income	Long-Term Capital Gain
Mid Cap Fund
Year ended February 28, 2026	$18,391	$3,690,454
Year ended February 28, 2025	$219,066	$5,280,065

	Ordinary Income	Long-Term Capital Gain
Large Cap Fund
Year ended February 28, 2026	$3,857,840	$26,952,649
Year ended February 28, 2025	$3,437,479	$30,653,467

14

BRIGHT ROCK FUNDS
NOTES TO FINANCIAL STATEMENTS
August 31, 2026 (Unaudited)(Continued)
As of February 28, 2026, the components of accumulated earnings (losses) on a tax basis were as follows:

	Mid Cap Fund	Large Cap Fund
Cost basis of investments for federal income tax purposes	$45,797,143	$273,809,593
Gross tax unrealized appreciation	54,739,595	173,330,152
Gross tax unrealized depreciation	(1,882,127)	(2,416,909)
Net tax unrealized appreciation	52,857,468	170,913,243
Undistributed ordinary income	262,952	607,411
Undistributed long-term capital gain	146,657	4,531,682
Total accumulated earnings	409,609	5,139,093
Other accumulated loss	—	1
Total distributable earnings	$53,267,077	$176,052,337

GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the fiscal year ended February 28, 2026, no such reclassifications were required.
The Funds had no material uncertain tax positions and had not recorded a liability for unrecognized tax benefits as of February 28, 2026. Also, the Funds recognized no interest and penalties related to uncertain tax benefits in fiscal year 2026. At February 28, 2026, the fiscal years 2023 through 2026 remained open to examination in the Funds’ major tax jurisdictions.
(4) INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES
The Trust has entered into an Investment Advisory Agreement (the “Agreement”) with the Adviser to furnish investment advisory services to the Funds. Under the terms of the Agreement, the Trust, on behalf of the Mid Cap Fund and the Large Cap Fund, compensated the Adviser for its management services at the annual rate of 0.45% of each Fund’s average daily net assets.
The Adviser has contractually agreed to waive its management fee and/or reimburse each Fund’s other expenses at least through June 28, 2028, to the extent necessary to ensure that each Fund’s total operating expenses (exclusive of front-end or contingent deferred sales loads, Rule 12b-1 fees, shareholder servicing plan fees, taxes, leverage expenses, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividends or interest on short positions, acquired fund fees and expenses and extraordinary expenses such as litigation) do not exceed 1.25% of each Fund’s average daily net assets. Any such waiver or reimbursement is subject to later adjustment to allow the Adviser to recoup amounts waived or reimbursed within three years from the date such amount was waived or reimbursed, subject to the operating expense limitation agreement, if such reimbursements will not cause a Fund to exceed the lesser of: (1) the expense limitation in place at the time of the waiver and/or expense payment; or (2) the expense limitation in place at the time of the recoupment. The Funds did not have any previously waived expenses subject to potential recoupment at period end.
U.S. Bancorp Fund Services, LLC (doing business as U.S. Bank Global Fund Services) (“Fund Services”) serves as the Funds’ administrator under a Fund Administration Servicing Agreement. Fund Services prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Funds’ custodian, transfer agent and accountant; and coordinates the preparation and payment of the Funds’ expenses and reviews the Funds’ expense accruals. Fund Services also serves as the Funds’ accountant under a Fund Accounting Servicing Agreement and transfer agent under a Transfer Agent Servicing Agreement. U.S. Bank, National Association (“U.S. Bank”), an affiliate of Fund Services, serves as each Fund’s custodian. Fees and expenses incurred for the six months ended August 31, 2026, and owed as of August 31, 2026, are included in the Statements of Operations and Statements of Assets and Liabilities, respectively.
The Funds each have a line of credit with U.S. Bank (see Note 6).

15

BRIGHT ROCK FUNDS
NOTES TO FINANCIAL STATEMENTS
August 31, 2026 (Unaudited)(Continued)
The Trust’s Chief Compliance Officer (“CCO”) is an employee of Fund Services. Fees and expenses incurred for the six months ended August 31, 2026, and owed as of August 31, 2026, are included in the Statements of Operations and Statements of Assets and Liabilities, respectively.
(5) INVESTMENT TRANSACTIONS
The aggregate purchases and sales of securities, excluding short-term investments, by the Funds during the six months ended August 31, 2026 are summarized below. There were no purchases or sales of U.S. government securities by the Funds during the six months ended August 31, 2026.

	Mid Cap Fund	Large Cap Fund
Purchases	$ 0	$114,478,647
Sales	$0	$112,054,062

(6) LINE OF CREDIT
The Funds each have lines of credit, maturing July 31, 2027, of the lesser of 33.33% of the fair value of unencumbered net assets of a Fund or the amount of $3,500,000 and $25,000,000 for the Mid Cap Fund and Large Cap Fund, respectively. These unsecured lines of credit are intended to provide short-term financing, if necessary, and subject to certain restrictions, in connection with shareholder redemptions. The credit facility is with the Funds’ custodian, U.S. Bank. Interest on amounts borrowed under the line of credit will be accrued at the prime rate, which was 6.75% as of August 31, 2026. The Mid Cap Fund and Large Cap Fund did not draw on their respective lines of credit during the six months ended August 31, 2026.
(7) BENEFICIAL OWNERSHIP
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. At August 31, 2026, SEI Private Trust Company, for benefit of Rockland Trust Company, held 84.50% and 66.36% of shares outstanding for the Mid Cap Fund and the Large Cap Fund, respectively. LPL Financial, for the benefit of its customers, held 32.31% of the Large Cap Fund’s shares outstanding.
(8) SUBSEQUENT EVENT
On September 15, 2026, the Large Cap Fund declared and paid a distribution of $865,559 to the shareholders of record on September 14, 2026.
The Funds have evaluated events and transactions that have occurred subsequent to August 31, 2026 and determined there were no other subsequent events that would require recognition or disclosure in financial statements.
(9) RECENT MARKET EVENTS
U.S. and international markets have experienced and may continue to experience significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including uncertainty regarding inflation and central banks’ interest rate changes, the possibility of a national or global recession, trade tensions, and tariffs, political events and geopolitical conflicts. As a result of continuing political tensions and armed conflicts, including the wars in Europe and the Middle East, markets have experienced increased volatility. These developments, as well as other events, could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets, despite government efforts to address market disruptions. Continuing market volatility as a result of recent market conditions or other events may have adverse effects on the performance of the Funds.
(10) NEW ACCOUNTING PRONOUNCEMENT
In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The Funds have adopted ASU 2023-09, with no material impact on the Funds’ financial statements.

16

BRIGHT ROCK FUNDS
ADDITIONAL INFORMATION (Unaudited)
The below information is required disclosure for Form N-CSR
Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.
There were no changes in or disagreements with accountants during the period covered by this report.
Item 9. Proxy Disclosure for Open-End Investment Companies
There were no matters submitted to a vote of shareholders during the period covered by this report.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.
Information regarding remuneration paid by the Funds is disclosed within the financial statements.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
The Board of Trustees (the “Trustees”) of Trust for Professional Managers (the “Trust”) met on August 19, 2026 to consider the renewal of the Investment Advisory Agreement (the “Agreement”) between the Trust, on behalf of the Bright Rock Mid Cap Fund and the Bright Rock Large Cap Fund (each, a “Fund,” and together, the “Funds”), each a series of the Trust, and Bright Rock Capital Management, LLC, the Funds’ investment adviser (the “Adviser”). The Trustees also met at a prior meeting held on June 17, 2026 (the “June 17, 2026 meeting”) to review materials related to the renewal of the Agreement. Prior to these meetings, the Trustees requested and received materials to assist them in considering the renewal of the Agreement. The materials provided contained information with respect to the factors enumerated below, including a copy of the Agreement, a memorandum prepared by the Trust’s outside legal counsel discussing in detail the Trustees’ fiduciary obligations and the factors they should assess in considering the renewal of the Agreement, detailed comparative information relating to the Funds’ performance, as well as the management fees and other expenses of the Funds, due diligence materials relating to the Adviser (including a due diligence questionnaire completed on behalf of the Funds by the Adviser, the Adviser’s Form ADV, select financial statements of the Adviser, biographical information of the Adviser’s key management and compliance personnel, comparative fee information for the Funds and the separately-managed accounts of the Adviser’s parent company, and a summary detailing key provisions of the Adviser’s written compliance program, including its code of ethics) and other pertinent information. The Trustees also received information periodically throughout the year that was relevant to the Agreement renewal process, including performance, management fee and other expense information. Based on their evaluation of the information provided by the Adviser, in conjunction with the Funds’ other service providers, the Trustees, by a unanimous vote (including a separate vote of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”)), approved the continuation of the Agreement for an additional one-year term ending August 31, 2027.
DISCUSSION OF FACTORS CONSIDERED
In considering the renewal of the Agreement and reaching their conclusions, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.
1. NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED TO THE FUNDS
The Trustees considered the nature, extent and quality of services provided by the Adviser to the Funds and the amount of time devoted to the Funds’ operations by the Adviser’s staff. The Trustees considered the Adviser’s specific responsibilities in all aspects of day-to-day management of the Funds, including the investment strategies implemented by the Adviser, as well as the qualifications, experience and responsibilities of Douglas S. Butler and David B. Smith, the Funds’ portfolio managers, and other key personnel at the Adviser involved in the day-to-day activities of the Funds. The Trustees reviewed information provided by the Adviser in a due diligence questionnaire, including the structure of the Adviser’s compliance program and its continuing commitment to the Funds. The Trustees noted that during the course of the prior year the Adviser had participated in a Trust board meeting to discuss the Funds’ performance and outlook, along with the compliance efforts made by the Adviser, including reports provided by the Adviser in its role as the Funds’ valuation designee. The Trustees also noted any services that extended beyond portfolio management, and they considered the brokerage practices of the Adviser. The Trustees discussed the Adviser’s handling of compliance matters, including the reports of the Trust’s chief compliance officer to the Trustees on the effectiveness of the Adviser’s compliance program. The Trustees also considered the Adviser’s overall financial condition, as well as the

17

BRIGHT ROCK FUNDS
ADDITIONAL INFORMATION (Unaudited)(Continued)
implementation and operational effectiveness of the Adviser’s business continuity plan. The Trustees concluded that the Adviser had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Advisory Agreement and that the nature, overall quality and extent of the management services provided to the Funds, as well as the Adviser’s compliance program, were satisfactory and reliable.
2. INVESTMENT PERFORMANCE OF THE FUNDS AND THE ADVISER
The Trustees discussed the performance of the Institutional Class shares of the Bright Rock Mid Cap Fund and Bright Rock Large Cap Fund for the quarter, one-year, three-year, five-year, ten-year and since inception periods ended March 31, 2026. In assessing the quality of the portfolio management services delivered by the Adviser, the Trustees also compared the short-term and longer-term performance of the Institutional Class shares of the Funds on both an absolute basis and in comparison to a benchmark index (the Russell Midcap Growth Total Return Index for the Bright Rock Mid Cap Fund and the S&P 500 Total Return Index for the Bright Rock Large Cap Fund) and in comparison to a peer group of funds as constructed using publicly-available data provided by Morningstar, Inc. and presented by Barrington Financial Group, LLC d/b/a Barrington Partners, an independent third-party benchmarking firm, through its cohort selection process (a peer group of U.S. mid-cap growth and mid-cap blend mutual funds for the Bright Rock Mid Cap Fund and a peer group of U.S. large-cap blend, large-cap value and large-cap growth mutual funds for the Bright Rock Large Cap Fund) (each, a “Barrington Cohort”). The Trustees noted that the Adviser did not manage any other accounts with the same or similar investment strategies as the Bright Rock Mid Cap Fund, but considered the comparison to an applicable composite for the Bright Rock Large Cap Fund.
The Trustees noted the Bright Rock Mid Cap Fund’s performance for Institutional Class shares for each of the one-year, three-year and ten-year periods ended March 31, 2026 was below the Barrington Cohort average. The Trustees also noted that the Bright Rock Mid Cap Fund’s performance for the five-year period ended March 31, 2026 was above the Barrington Cohort average. The Trustees noted that for the one-year, three-year, five-year, ten-year and since inception periods ended March 31, 2026, the Bright Rock Mid Cap Fund’s performance for Institutional Class shares had underperformed the Russell Midcap Growth Total Return Index. The Trustees noted that for the quarter ended March 31, 2026, the Institutional Class shares of the Bright Rock Mid Cap Fund had outperformed the Russell Midcap Growth Total Return Index.
The Trustees noted that the Bright Rock Large Cap Fund’s performance for Institutional Class shares for the one-year, three-year, five-year and ten-year periods ended March 31, 2026 was below the Barrington Cohort average. The Trustees noted that for the one-year, three-year, five-year, ten-year and since inception periods ended March 31, 2026, the Bright Rock Large Cap Fund’s performance for Institutional Class shares had underperformed the S&P 500 Total Return Index. The Trustees noted that for the quarter ended March 31, 2026, the Institutional Class shares of the Bright Rock Large Cap Fund had outperformed the S&P 500 Total Return Index.
After considering all of the information, the Trustees concluded that the performance obtained by the Adviser for each Fund was satisfactory under current market conditions. Although past performance is not a guarantee or indication of future results, the Trustees determined that each Fund and its shareholders were likely to benefit from the Adviser’s continued management.
3. COSTS OF SERVICES PROVIDED AND PROFITS REALIZED BY THE ADVISER
The Trustees considered the cost of services and the structure of the Adviser’s fees, including a review of the expense analyses and other pertinent material with respect to the Funds. The Trustees reviewed the related statistical information and other materials provided, including the comparative expenses and Barrington Cohort comparisons. The Trustees considered the cost structure of each Fund relative to its Barrington Cohort and the separately-managed accounts of the Adviser’s parent company.
The Trustees also considered the overall profitability of the Adviser and reviewed the Adviser’s financial information. The Trustees also examined the level of profits that could be expected to accrue to the Adviser from the fees payable under the Advisory Agreement, as well as the Funds’ brokerage practices and use of soft dollars by the Adviser. These considerations were based on materials requested by the Trustees and the Funds’ administrator specifically for the June 17, 2026 meeting and the August 19, 2026 meeting at which the Advisory Agreement was formally considered, as well as the reports prepared by the Adviser over the course of the year.

18

BRIGHT ROCK FUNDS
ADDITIONAL INFORMATION (Unaudited)(Continued)
The Trustees noted that the Bright Rock Mid Cap Fund’s contractual management fee of 0.45% was below the Barrington Cohort average of 0.72%. The Trustees noted that the Bright Rock Mid Cap Fund was operating below its expense cap of 1.25% for Institutional Class shares. The Trustees observed that the Bright Rock Mid Cap Fund’s total expense ratio of 0.90% for Institutional Class shares was below the Barrington Cohort average of 0.96%. The Trustees also compared the fees paid by the Bright Rock Mid Cap Fund to the fees paid by separately-managed accounts of the Adviser’s parent company that are managed by the same portfolio management team as the Fund.
The Trustees noted that the Bright Rock Large Cap Fund’s contractual management fee of 0.45% was below the Barrington Cohort average of 0.60%. The Trustees noted that the Bright Rock Large Cap Fund was operating below its expense cap of 1.25% for Institutional Class shares. The Trustees observed that the Bright Rock Large Cap Fund’s total expense ratio of 0.71% for Institutional Class shares was below the Barrington Cohort average of 0.84%. The Trustees also compared the fees paid by the Bright Rock Large Cap Fund to the fees paid by separately-managed accounts of the Adviser’s parent company that are managed by the same portfolio management team as the Fund.
The Trustees concluded that each Fund’s expenses and the management fees paid to the Adviser were fair and reasonable in light of the comparative performance, expense and management fee information. The Trustees noted, based on a profitability analysis prepared by the Adviser, that the Adviser was not realizing profits in connection with its management of each Fund, after rebating fees to its parent company and reflecting marketing and distribution expenses, and the Trustees further concluded that the Adviser’s parent company maintained adequate profit levels to support the services to each Fund from the revenues of its overall investment advisory business.
4. EXTENT OF ECONOMIES OF SCALE AS THE FUNDS GROW
The Trustees compared each Fund’s expenses relative to its peer group and discussed realized and potential economies of scale. The Trustees also reviewed the structure of each Fund’s management fee and whether each Fund was large enough to generate economies of scale for shareholders or whether economies of scale would be expected to be realized as Fund assets grow (and if so, how those economies of scale were being or would be shared with shareholders). The Trustees noted that the Funds’ management fee structures did not contain any breakpoint reductions as each Fund’s assets grow in size, but that the feasibility of incorporating breakpoints would continue to be reviewed on a regular basis. With respect to the Adviser’s fee structures, the Trustees concluded that the current fee structures were reasonable and reflected a sharing of economies of scale between the Adviser and each Fund at the Fund’s current asset level.
5. BENEFITS DERIVED FROM THE RELATIONSHIP WITH THE FUNDS
The Trustees considered the direct and indirect benefits that could be received by the Adviser from its association with the Funds. The Trustees examined the brokerage practices of the Adviser with respect to the Funds. The Trustees concluded that the benefits the Adviser may receive, such as greater name recognition and increased ability to obtain research or brokerage services or attract additional investor assets, appear to be reasonable, and in many cases may benefit the Funds.
CONCLUSIONS
The Trustees considered all of the foregoing factors. In considering the renewal of the Advisory Agreement, the Trustees did not identify any one factor as all-important, but rather considered these factors collectively in light of each Fund’s surrounding circumstances. Based on this review, the Trustees, all of whom are Independent Trustees, unanimously approved the continuation of the Advisory Agreement for an additional one-year term ending August 31, 2027 as being in the best interests of each Fund and its shareholders.

19

BRIGHT ROCK FUNDS
ADDITIONAL INFORMATION (Unaudited)(Continued)
Tax Information
For the fiscal year ended February 28, 2026, certain dividends paid by the Funds may be subject to a maximum tax rate of 20%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Large Cap Fund	100.00%
Mid Cap Fund	100.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended February 28, 2026, was as follows:

Large Cap Fund	100.00%
Mid Cap Fund	100.00%

For the fiscal year ended February 28, 2026, taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Code Section 871(k)(2)(C) were as follows:

Large Cap Fund	6.43%
Mid Cap Fund	0.00%

20

Investment Adviser
Bright Rock Capital Management, LLC
2036 Washington Street
Hanover, Massachusetts 02339
Independent Registered Public Accounting Firm
Cohen & Company, Ltd.
875 East Wisconsin Avenue, Suite 210
Milwaukee, Wisconsin 53202
Legal Counsel
Godfrey & Kahn, S.C.
833 East Michigan Street, Suite 1800
Milwaukee, Wisconsin 53202
Custodian
U.S. Bank National Association
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, Wisconsin 53212
Transfer Agent, Fund Accountant and Fund Administrator
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202
Distributor
Quasar Distributors, LLC
190 Middle Street, Suite 301
Portland, Maine 04101
This report is intended for shareholders of the Funds and may not be used as sales literature unless preceded or accompanied by a current prospectus.

(b)	Financial Highlights are included within the financial statements filed under Item 7(a) of this Form.

Item 8. Changes in Disagreements with Accountants for Open-End Management Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Management Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

This information is included within the financial statements filed under Item 7(a) of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

This information is included within the financial statements filed under Item 7(a) of this Form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

Not applicable to open-end management investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end management investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Trust for Professional Managers

By (Signature and Title)*	/s/ Jennifer Lima
Jennifer Lima, Principal Executive Officer

Date	November 2, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Jennifer Lima
Jennifer Lima, Principal Executive Officer

Date	November 2, 2026

By (Signature and Title)*	/s/ Kelly Strauss
Kelly Strauss, Principal Financial Officer

Date	November 2, 2026

* Print the name and title of each signing officer under his or her signature.